Employee Related Liabilities (Projected Benefit Obligation And Future Benefits Payable) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Pension Plans [Member]
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
2012	$ 18.4
2013	12.2
2014	12.0
2015	12.5
2016	12.3
2017-2021	61.4
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Abstract]
Projected benefit obligation, end of year	223.5	227.2
Accumulated benefit obligation, end of year	212.5	216.2
Fair value of plan assets, end of year	171.8	176.0
Health Care and Other Plans [Member]
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
2012	1.4
2013	1.6
2014	1.5
2015	1.4
2016	1.4
2017-2021	$ 6.5